Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2013	$ 98,927	$ 173,144	$ 147,432	$ (13,803)	$ (43,887)	$ 361,813
Net Income	0	0	44,193	0	0	44,193
Change in other comprehensive income (loss), net of tax	0	0	0	9,294	0	9,294
Stock option exercises	18	113	0	0	0	131
Cash dividend declared	0	0	(24,880)	0	0	(24,880)
Purchase of treasury stock	0	0	0	0	(282)	(282)
Sale of treasury stock	0	(1,229)	0	0	4,079	2,850
Stock based compensation expense	0	325	0	0	0	325
Balance at Dec. 31, 2014	98,945	172,353	166,745	(4,509)	(40,090)	393,444
Net Income	0	0	42,238	0	0	42,238
Change in other comprehensive income (loss), net of tax	0	0	0	(272)	0	(272)
Stock option exercises	28	119	0	0	0	147
Cash dividend declared	0	0	(24,974)	0	0	(24,974)
Purchase of treasury stock	0	0	0	0	(147)	(147)
Sale of treasury stock	0	(1,233)	0	0	3,903	2,670
Stock based compensation expense	0	204	0	0	0	204
Balance at Dec. 31, 2015	98,973	171,443	184,009	(4,781)	(36,334)	413,310
Net Income	0	0	42,601	0	0	42,601
Change in other comprehensive income (loss), net of tax	0	0	0	(1,470)	0	(1,470)
Stock option exercises	241	1,127	0	0	0	1,368
Cash dividend declared	0	0	(25,093)	0	0	(25,093)
Purchase of treasury stock	0	0	0	0	(701)	(701)
Sale of treasury stock	0	(1,369)	0	0	3,816	2,447
Stock based compensation expense	0	224	0	0	0	224
Balance at Dec. 31, 2016	$ 99,214	$ 171,425	$ 201,517	$ (6,251)	$ (33,219)	$ 432,686